Description of business (Details Narrative) - USD ($)			6 Months Ended		12 Months Ended
	Nov. 14, 2024	Oct. 31, 2023	Feb. 28, 2025	Feb. 29, 2024	Aug. 31, 2024	Aug. 31, 2023	Oct. 31, 2024	Oct. 22, 2024	Jul. 31, 2023
Subsequent Event [Line Items]
Gross proceeds		$ 3,500,000	$ 997,000
Accumulated deficit			11,011,964		$ 9,757,974	$ 5,655,315
Negative cash flows from operating activities			836,228	$ 1,566,642	$ 1,708,261	$ 2,116,105
Proceed from loan			$ 599,130	$ 71,479
Short term loan								$ 525,000	$ 430,098
Subsequent Event [Member]
Subsequent Event [Line Items]
Gross proceeds	$ 999,871
Short term loan							$ 525,000